Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.5%
U.S. Equity Funds - 2.2%
SPDR S&P 500 ETF Trust	24,020	$ 10,268,070
Vanguard Value ETF	65,894	9,088,760

		19,356,830

U.S. Fixed Income Fund - 1.3%
Vanguard Total Bond Market ETF	166,217	11,598,622

Total Exchange-Traded Funds (Cost $31,597,880)		30,955,452

INVESTMENT COMPANIES - 96.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	13,521	27,951

International Equity Funds - 14.3%
Transamerica International Focus VP (C)	7,918,058	63,661,187
Transamerica TS&W International Equity VP (C)	4,610,143	60,715,579

		124,376,766

U.S. Equity Funds - 55.1%
Transamerica Aegon Sustainable Equity Income VP (C)	2,167,293	35,716,983
Transamerica JPMorgan Enhanced Index VP (C)	9,428,431	202,145,563
Transamerica JPMorgan Mid Cap Value VP (C)	3,642,709	47,063,799
Transamerica Large Cap Value (C)	5,984,534	74,567,292
Transamerica Morgan Stanley Capital Growth VP (C)	3,855,685	18,044,607
Transamerica Small Cap Growth (C)	1,575	9,969
Transamerica Small Cap Value (C)	1,934	10,000

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica T. Rowe Price Small Cap VP (C)	3,664,005	$ 37,043,090
Transamerica WMC US Growth VP (C)	2,097,578	65,675,153

		480,276,456

U.S. Fixed Income Funds - 26.7%
Transamerica Aegon Core Bond VP (C)	10,926,297	112,213,072
Transamerica Bond (C)	15,148,890	116,797,938
Transamerica Short-Term Bond (C)	355,796	3,394,292

		232,405,302

Total Investment Companies (Cost $877,528,256)		837,086,475

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (F), dated 09/29/2023, to be repurchased at $2,500,298 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $2,549,796.	$ 2,499,777	2,499,777

Total Repurchase Agreement (Cost $2,499,777)		2,499,777

Total Investments (Cost $911,625,913)		870,541,704
Net Other Assets (Liabilities) - 0.1%		536,191

Net Assets - 100.0%		$ 871,077,895

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$30,955,452	$—	$—	$30,955,452
Investment Companies	837,058,524	—	—	837,058,524
Repurchase Agreement	—	2,499,777	—	2,499,777

Total	$868,013,976	$2,499,777	$—	$870,513,753

Investment Companies Measured at Net Asset Value (E)				27,951

Total Investments				$870,541,704

Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2023	Shares as of September 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$258,138,558	$—	$(269,241,224)	$(42,595,103)	$53,697,769	$—	—	$—	$—
Transamerica Aegon Core Bond VP	63,194,675	155,910,154	(98,300,003)	(10,206,196)	1,614,442	112,213,072	10,926,297	4,210,154	—
Transamerica Aegon Sustainable Equity Income VP	40,649,464	10,719,483	(13,000,000)	(5,512,796)	2,860,832	35,716,983	2,167,293	719,483	—
Transamerica Bond	99,113,185	124,782,031	(99,050,004)	(18,564,096)	10,516,822	116,797,938	15,148,890	5,082,032	—
Transamerica Global Allocation Liquidating Trust	37,432	—	—	—	(9,481)	27,951	13,521	—	—
Transamerica International Focus VP	54,859,540	19,365,845	(11,500,000)	(571,321)	1,507,123	63,661,187	7,918,058	1,115,845	—
Transamerica JPMorgan Enhanced Index VP	128,404,329	69,215,842	(5,200,000)	1,244,612	8,480,780	202,145,563	9,428,431	1,453,586	8,362,256
Transamerica JPMorgan Mid Cap Value VP	28,364,385	26,772,973	(3,800,000)	(12,148)	(4,261,411)	47,063,799	3,642,709	710,607	3,762,366
Transamerica Large Cap Value	59,935,787	22,366,612	(8,600,000)	351,217	513,676	74,567,292	5,984,534	716,612	—
Transamerica Morgan Stanley Capital Growth VP	11,357,765	5,050,000	(800,000)	(2,569,042)	5,005,884	18,044,607	3,855,685	—	—
Transamerica Short-Term Bond	14,831,502	28,284,806	(39,641,275)	(86,087)	5,346	3,394,292	355,796	284,806	—
Transamerica Small Cap Growth	—	10,000	—	—	(31)	9,969	1,575	—	—
Transamerica Small Cap Value	—	10,000	—	—	—	10,000	1,934	—	—
Transamerica T. Rowe Price Small Cap VP	46,078,093	11,908,034	(21,700,000)	(12,390,618)	13,147,581	37,043,090	3,664,005	—	1,308,034
Transamerica TS&W International Equity VP	38,537,295	26,362,002	(5,513,987)	640,407	689,862	60,715,579	4,610,143	562,002	—
Transamerica WMC US Growth VP	45,150,244	20,517,327	(8,300,000)	(248,739)	8,556,321	65,675,153	2,097,578	22,643	1,594,683

Total	$888,652,254	$521,275,109	$(584,646,493)	$(90,519,910)	$102,325,515	$837,086,475	69,816,449	$14,877,770	$15,027,339

Transamerica Series Trust	Page 2

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At September 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$27,951	0.0%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at September 30, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 4